Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 JPY (¥)	Apr. 02, 2011 Sony Semiconductor Kyushu Corporation JPY (¥)	Mar. 31, 2014 Sony Semiconductor Kyushu Corporation	Mar. 31, 2012 Sony Semiconductor Kyushu Corporation JPY (¥)	Feb. 15, 2012 Sony Ericsson USD ($)	Feb. 15, 2012 Sony Ericsson EUR (€)	Feb. 15, 2012 Sony Ericsson JPY (¥)	Mar. 31, 2012 Sony Ericsson JPY (¥)	Mar. 31, 2014 Sony Ericsson	Aug. 10, 2012 Other acquisitions JPY (¥)	Mar. 31, 2014 Other acquisitions USD ($)	Mar. 31, 2013 Other acquisitions JPY (¥)	Mar. 31, 2014 Other acquisitions JPY (¥)	Mar. 31, 2012 Other acquisitions JPY (¥)	Dec. 13, 2013 Game Show Network, Llc USD ($)	Apr. 02, 2013 Game Show Network, Llc USD ($)	Sep. 30, 2012 Game Show Network, Llc USD ($)	Mar. 31, 2014 Game Show Network, Llc	Mar. 31, 2014 Game Show Network, Llc Put and call options	Sep. 30, 2012 Game Show Network, Llc Put option USD ($) Times	Apr. 02, 2011 Toshiba Sony Semiconductor Kyushu Corporation JPY (¥)	Mar. 31, 2014 Renesas Sony Semiconductor Kyushu Corporation JPY (¥)
Business Acquisition [Line Items]
Date of obtaining non controlling interest																				2011-03
Ownership percentage in equity method investment							50.00%	50.00%	50.00%	50.00%	50.00%										18.00%
Percentage of interest sold by Current Investor on exercise of put right																						18.00%
Consideration received for sale of interest by Current Investor	¥ 200	¥ 4																	$ 234
Number of payments for put option exercise																						2
Amount of Put Payment payable to Current Investor																			117
Interest on Put Payment payable to Current Investor																			10.00%
Option exercise price, second payment due date																			Dec. 13, 2013
Amount owed to Current Investor	302,299		349,985																			234
Amount of put payment paid to current investor																	117	117
Interest of put payment paid to current investor																	12	4
Cash consideration for acquisition								1,050	107,174			28,167		28,167
Additional cash consideration for acquisition								0	0
Equity interest owned prior to acquisition at fair value									71,449
Recognized gain on remeasured equity interest									102,331	102,331 [1]
Accumulated translation adjustment	(399,055)		(556,016)						(11,690)
In-process research and development							0						0
Total acquisition cost														39,022	19,373	7,914							57,451	7,510
Acquisition date	Jun. 29, 2012													Aug. 10, 2012									Apr. 01, 2011
Proceeds from sale and leaseback transactions				50,537		50,537
Sale and leaseback transaction				3 years		3 years
Sale and leaseback transaction extended term					5 years
Goodwill	691,803	576,758	643,243						128,522					27,699	10,243	5,853								0
Liabilities assumed									272,053															0
Intangible assets				¥ 1,223					¥ 123,097					¥ 11,511	¥ 10,965	¥ 3,345

[1]	Refer to Note 24.